Cash and Cash Equivalent (Details) - Schedule of Cash and Cash Equivalent - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022
Schedule of Cash and Cash Equivalent [Line Items]
Denominated	$ 2,640		$ 3,543
Denominated in NIS [Member]
Schedule of Cash and Cash Equivalent [Line Items]
Denominated	107		229
Denominated in USD [Member]
Schedule of Cash and Cash Equivalent [Line Items]
Denominated	2,533	[1]	3,309
Denominated in EUR [Member]
Schedule of Cash and Cash Equivalent [Line Items]
Denominated			1
Denominated in GBP [Member]
Schedule of Cash and Cash Equivalent [Line Items]
Denominated			$ 4

[1]	Including short term bank deposit for a period of 1-2 months at an interest rate of 5%.